LOAN AND CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2013
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	$ 50,200	$ 50,200	$ 56,000
Line of credit outstanding amount	17,000	17,000	34,922
Increase allowed discounting activities of LC receivables	94,000
Increase of credit facility for bank guarantees		$ 50,200
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.40%
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.30%
Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount				$ 73,500
Maximum bank guarantees				$ 40,200
Line of credit covenant, allowed discounting	54,000	$ 54,000	$ 20,000
Loan amount after reduction	$ 50,000	$ 50,000